UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report.

Name:    Beckton Corp.
Address: 100 South Bedford Road
         Mt. Kisco, NY  10549

Form 13F File Number:  28-7582

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Buonato
Title:   Vice President and Treasurer
Phone:   (212) 702-4333

Signature, Place, and Date of Signing:

/s/ Richard T. Buonato           New York, New York        02/12/03
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   5

Form 13F Information Table Entry Total:              3*

Form 13F Information Table Value Total:              $341,161
                                                     (thousands)

*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-4970          High Coast Limited Partnership*

         02                28-7580          Leyton LLC

         03                28-              American Real Estate Holdings L.P.*

         04                28-              American Real Estate Partners
                                            L.P.

         05                28-              American Property Investors Inc.


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


                      FORM 13F INFORMATION TABLE
                AS OF DECEMBER 31, 2002 (SEC USE ONLY)
               NAME OF REPORTING MANAGER:  BECKTON CORP.

                                      Item 4:    Item 5:               Item 6:              Item 7:          Item 8:
                                      FAIR       SHARES/UNITS          INVEST-
Item 1:         Item 2:    Item 3:    MARKET     OF                    MENT                 MANAGERS         VOTING
NAME            TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-              SEE           AUTHORITY
OF ISSUER       CLASS      NUMBER     (000)($)   AMOUNT                TION                 INSTR. V        (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined        (c)
                                                                 (a)   in In-      Shared                  (a)       (b)     (c)
                                                                 Sole  str. V      Other                   Sole     Shared   None


American        Depos-     029169109    289,623    31,515,044            X                      1         31,515,044
Real Estate     itory
Partner LP      Units

American        Depos-     029169109     26,144     2,844,792            X                      2          2,844,792
Real Estate     itory
Partner LP      Unit

GB Hldgs Inc.   Com        36150A109     25,394     3,627,711            X                      3          3,627,711


                           Total:       341,161



*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional
Investment Manager and this information has been filed separately with the Commission.


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